Other Financial Liabilities - Interest rate risk (Details) $ in Thousands	Dec. 31, 2020 USD ($) interest_rate_swap	Aug. 31, 2020
Floating interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, adjustment to interest rate basis		6.50%
Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount	$ 1,173,909
Interest rate risk | At fair value
Disclosure of financial instruments by type of interest rate [line items]
Fair Value/Carrying Amount of Asset (Liability)	(203,597)
Interest rate swap contract | Interest rate risk | At fair value
Disclosure of financial instruments by type of interest rate [line items]
Interest payable	4,600
U.S. Dollar-Denominated Interest Rate Swap, 4.0% Fixed Rate | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount	$ 647,368
Weighted- Average Remaining Term (years)	0.50
Fixed Interest Rate	4.00%
U.S. Dollar-Denominated Interest Rate Swap, 4.0% Fixed Rate | Interest rate risk | At fair value
Disclosure of financial instruments by type of interest rate [line items]
Fair Value/Carrying Amount of Asset (Liability)	$ (156,743)
U.S. Dollar-Denominated Interest Rate Swap, 2.9% Fixed Rate | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount	$ 526,541
Weighted- Average Remaining Term (years)	1.40
Fixed Interest Rate	2.90%
U.S. Dollar-Denominated Interest Rate Swap, 2.9% Fixed Rate | Interest rate risk | At fair value
Disclosure of financial instruments by type of interest rate [line items]
Fair Value/Carrying Amount of Asset (Liability)	$ (46,854)
U.S. Dollar-Denominated Interest Rate Swap, 4.0% Fixed Rate, With Early Termination Provision | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount	$ 547,400
Number of hedging instruments | interest_rate_swap	4
U.S. Dollar-Denominated Interest Rate Swap, 4.0% Fixed Rate, With Early Termination Provision | Interest rate risk | At fair value
Disclosure of financial instruments by type of interest rate [line items]
Fair Value/Carrying Amount of Asset (Liability)	$ (155,700)
U.S. Dollar-Denominated Interest Rate Swap, 2.9% Fixed Rate, With Early Termination Option | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount	$ 143,300
Number of hedging instruments | interest_rate_swap	1
U.S. Dollar-Denominated Interest Rate Swap, 2.9% Fixed Rate, With Early Termination Option | Interest rate risk | At fair value
Disclosure of financial instruments by type of interest rate [line items]
Fair Value/Carrying Amount of Asset (Liability)	$ (28,900)
Bottom of range | Interest rate swap contract | Interest rate risk | Floating interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, adjustment to interest rate basis	0.90%
Top of range | Interest rate swap contract | Interest rate risk | Floating interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, adjustment to interest rate basis	6.50%